Inventories	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Inventories
8.   Inventories

	December 31,	December 31,
	2020	2019

Concentrates	$2,327	$1,292
Current ore stockpiles	607	497
Spare parts and supplies	5,135	5,370
	8,069	7,159
Long-term ore stockpiles	1,339	1,339
	$9,408	$8,498

The amount of inventories recognized as an expense was $31.2 million during the year ended December 31, 2020 (2019: $56.7 million).  During the year ended December 31, 2020, the concentrates and ore stockpiles, and spare parts and supplies write-down to net realizable value included in cost of sales was $0.3 million (2019: $1.2 million) and $0.2 million (2019: nil), respectively.